Net sales	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Net sales
2.1 Net sales
Net sales by sales channels:

	Year ended December 31,
(CHF in millions)	2025	2024	2023

Wholesale	1,753.4	1,375.5	1,120.3
Direct-to-Consumer	1,260.5	942.8	671.8
Net sales	3,014.0	2,318.3	1,792.1

Net sales by product groups:

	Year ended December 31,
(CHF in millions)	2025	2024	2023

Shoes	2,804.4	2,199.6	1,711.4
Apparel	169.9	101.0	68.9
Accessories	39.6	17.7	11.8
Net sales	3,014.0	2,318.3	1,792.1

On generates net sales primarily from the sale of premium performance shoes, apparel, and accessories through its WHS and DTC sales channels. The WHS sales channel involves larger volumetric sales to wholesale partners (e.g., large retailers or retail associations) and international distributors (i.e. in markets where On does not have local sales teams) with the intention of re-selling the products. The DTC sales channel includes sales to end customers directly through On’s e-commerce platform and retail stores.
Net sales by geographic regions (based on location of customers):

	Year ended December 31,
(CHF in millions)	2025	2024	2023

Americas	1,740.1	1,480.3	1,162.2
thereof the United States	1,550.5	1,367.7	1,082.1
Europe, Middle East and Africa	762.7	577.8	488.7
thereof Switzerland	39.3	38.7	46.0
Asia-Pacific	511.1	260.2	141.1
Net sales	3,014.0	2,318.3	1,792.1

The revenue generated from the largest single customer represents 11.0% of total net sales for the year-ended December 31, 2025, with no other customers individually accounting for more than 10% of total net sales. For the year-ended December 31, 2024 and 2023, no single customer accounted for more than 10% of total net sales. For details on assets and liabilities related to contracts with customers, refer to note 3.1 Trade receivables and note 3.6 Other current operating assets and liabilities, respectively. Trade receivables as shown in the consolidated balance sheets relate to the sale of the Company`s products.

Accounting policies
Revenue is measured based on the total consideration On expects to be entitled in exchange for transferring promised products and excludes amounts collected on behalf of third parties. Consideration promised is variable due to anticipated reductions from sales returns, discounts and volume rebates. While limited judgments and estimates are required for discounts and volume rebates, as the reduction in revenue is largely known by year end, relevant judgments and estimates are required for sales returns as referenced below.

On sells innovative premium performance products through its WHS and DTC sales channels.

Sales within the WHS sales channel
For sales of goods to the wholesale channel, revenue is recognized, and a receivable is established, when On transfers control of the product to the wholesale partner. Payment terms for wholesale transactions depend on the country of sale or agreement with the customer and payment is generally required within 30 to 90 days or less of the shipment to, or receipt by, the wholesale partner.

On has several consignment arrangements with wholesale partners whereby control of the goods is retained by On. For such arrangements, revenue is recognized when the goods have been sold by the wholesale partner to the final consumer.

Sales within the DTC sales channel
For sales of goods to end consumers and retail customers, revenue is recognized when control of the goods has transferred, which is typically upon delivery for e-commerce customers or at the point the customer purchases the product at the retail store. Payment of the transaction price is due immediately at the point the customer purchases the goods.

Relevant judgments and accounting estimates

Estimation is required to determine the expected amount On will be entitled to receive in connection with anticipated sales returns. Estimates of sales returns are based on (1) accumulated historical experience within the respective geographical markets, and (2) specific identification of estimated sales returns not yet finalized with customers.

At the point when the control has transferred, a refund liability (other current financial liabilities) and a corresponding adjustment to revenue is recognized for those products expected to be returned. At the same time, On has a right to recover the product when customers exercise their right of return so consequently recognizes a right to returned goods (other current operating assets) and a corresponding adjustment to cost of sales.

Actual returns in any future period are inherently uncertain and thus may differ from estimates recorded. If actual or expected future returns significantly differ than the refund liability established, a corresponding adjustment to net sales and cost of sales is recorded in the period in which such determination was made.